Segment Information	12 Months Ended
Dec. 31, 2022
Segment information [Abstract]
Segment information

5. Segment information

IFRS 8 Operating Segments requires operating segments to be identified on the basis of internal reporting about components of the Group that are regularly reviewed by the chief operating decision maker (“CODM”) in order to allocate resources to segments and to assess their performance.

During the year ended December 31, 2020, the Group revised the presentation of reportable segments because of changes in resource allocation and assessment of segment performance by the chief operation decision makers subsequent to the acquisition of Rosenkavalier. Prior to the Rosenkavalier acquisition, the CODM reviewed the financial results of the Group as a whole. The Group now consists of two reportable operating segments as follows:

(a)	Subscription, licensing and smart education business engages in the distribution of commercial copyrights and provision of music education solutions.

(b)	Music events and performances business engages in the provision of services related to music festival events and music performance and sale of Conch Smart Speakers.

Management monitors the results of the Group’s operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on reportable operating segment’s profit/(loss), which is a measure of adjusted profit/(loss) before tax. The adjusted profit/(loss) before tax is measured consistently with the Group’s profit/(loss) before tax except that foreign exchange differences, net, finance income, non-lease-related finance costs, as well as head office and corporate income/expenses are excluded from such measurement.

Segment assets exclude amounts due from shareholders and related parties, cash and cash equivalents and other unallocated head office and corporate assets as these assets are managed on a group basis.

Segment liabilities exclude interest-bearing loans and borrowings, amounts due to a related party and a shareholder, income tax payable and other unallocated head office and corporate liabilities as these liabilities are managed on a group basis.

	Subscription, licensing and smart education business			Music events and performances business			Total
	For the years ended			For the years ended			For the years ended
	December 31,			December 31,			December 31,
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Segment revenue:
Sales to external Customers	84,209	218,515	135,367	30,906	77,382	27,514	115,115	295,897	162,881
Segment results:
The Group	(561,740)	27,749	25,936	(56,525)	1,426	2,244	(618,265)	29,175	28,180
Share of loss of a joint venture^	—	—	—	—	(491)	(9)	—	(491)	(9)
	(561,740)	27,749	25,936	(56,525)	935	2,235	(618,265)	28,684	28,171
Reconciliation:
Finance income							34	79	1,621
Foreign exchange differences, net							1,023	(1,032)	361
Change in fair value of equity investment at fair value through profit or loss							(1,000)	—	—
Other unallocated gains							—	—	8
Corporate and other unallocated expenses							(267,618)	(79,711)	(34,209)
Non-lease related finance costs							(4,613)	(6,602)	(7,544)
Loss before Tax							(890,439)	(58,582)	(11,592)
Other segment information
Depreciation of property, plant and equipment	14,723	10,385	2,001	243	324	256	14,966	10,709	2,257
Depreciation of right-of-use assets	2,935	3,143	3,383	498	996	1,097	3,433	4,139	4,480
Amortisation of intangible assets	18,626	8,422	5,366	—	—	—	18,626	8,422	5,366
Impairment losses on financial assets, net	82,978	18,498	34,177	16,656	2,155	1,063	99,634	20,653	35,240
Impairment of Inventories	7,840	—	—	—	—	—	7,840	—	—
Impairment of property, plant and equipment	34,858	—	—	—	—	—	34,858	—	—
Impairment of Intangible assets	427,314	—	—	—	—	—	427,314	—	—
Impairment of Goodwill	1,610	—	—	235,615	—	—	237,225	—	—

^	The Group has discontinued recognition of its share of loss of a joint venture and the unrecognised share of loss was Nil (2021: 997,000; 2020:Nil) for the year ended December 31, 2022 and cumulatively RMB997,000 (December 31, 2021: 997,000) as at December 31, 2022. The joint venture was dissolved on February 18, 2022.

	Subscription, licensing and smart education business		Music events and performances business		Total
	As at December 31,		As at December 31,		As at December 31,
	2022	2021	2022	2021	2022	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Segment assets	235,315	797,424	3,585	251,987	238,900	1,049,411
Reconciliation:
Corporate and other unallocated assets					7,840	59,888
					246,740	1,109,299
Segment liabilities	99,852	102,110	15,669	12,680	115,521	114,790
Reconciliation:
Corporate and other unallocated liabilities					70,431	52,850
					185,952	167,640
Other segment information
Capital expenditure*	46,440	295,473	—	—	46,440	295,473

*	Capital expenditure consists of additions of property, plant and equipment, intangible assets, right-of-use assets, deposits paid for purchase of non-current assets, including assets from the acquisition of a subsidiary.

Geographical information

Geographical information is not presented since over 90% of the Group’s revenue from external customers is generated in the PRC and over 90% of the non-current assets of the Group (other than financial instruments) are located in the PRC. Accordingly, in the opinion of the directors, the presentation of geographical information would provide no additional useful information to the users of the consolidated financial statements.

Information about major customers

Revenue from major customers of the Group which individually accounted for 10% or more of the Group’s revenue was derived from the subscription, licensing and smart education business segment.  The respective revenue generated by these customers for each reporting period is set out below:

	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Customer 1	28,302	60,226	22,146
Customer 2	25,396	46,358	18,868